Income Taxes - Deferred Income Taxes (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Deferred Tax Assets And Liabilities [line items]
Opening Balance		$ (232)		$ (165)
Recovery (Expense) Recognized In Net Earnings		(2,974)		(3,786)
Recovery (Expense) Recognized In OCI		2,857		3,719
Closing Balance		(349)		(232)
Non-capital loss carryforwards [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		810	[1]	0
Recovery (Expense) Recognized In Net Earnings		(810)	[1]	810
Closing Balance	[1]			810
Capital losses carryforward [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		956		792
Recovery (Expense) Recognized In Net Earnings		(317)		40
Recovery (Expense) Recognized In OCI		(639)		124
Closing Balance				956
Debt and share financing fees [Member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(818)	[2]	(774)
Recovery (Expense) Recognized In Net Earnings		22	[2]	(44)
Closing Balance	[2]	(796)		(818)
Unrealized gains on Long term investments [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(4,415)		(8,006)
Recovery (Expense) Recognized In Net Earnings		732		(4)
Recovery (Expense) Recognized In OCI		3,496		3,595
Closing Balance		(187)		(4,415)
Mineral stream interest [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(668)	[3]	3,732
Recovery (Expense) Recognized In Net Earnings		706	[3]	(4,400)
Closing Balance	[3]	38		(668)
Foreign withholding tax [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(232)		(165)
Recovery (Expense) Recognized In Net Earnings		(117)		(67)
Closing Balance		(349)		(232)
Other [Member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		4,135	[4]	4,256
Recovery (Expense) Recognized In Net Earnings		(3,190)	[4]	(121)
Closing Balance	[4]	$ 945		$ 4,135

[1]	As at December 31, 2024, the Company had no non-capital losses available to recognize against deferred tax liabilities.
[2]	Debt and share financing fees are deducted over a five-year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.
[3]	The Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production basis as described in Note 4.2.
[4]	Other includes capital assets, PSU and pension liabilities.